Income Taxes - Reconciliation of principal differences between income taxes computed at the statutory rate and the Group's provision for income taxes (Details)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes
Statutory income tax rate	30.00%	30.00%	30.00%
Differences between accounting and tax bases, including tax inflation gain that is not recognized for accounting purposes	(117.00%)	6.00%	(15.00%)
Taxes from prior years	(285.00%)	(6.00%)	(15.00%)
Tax loss carryforwards	(328.00%)	(51.00%)	(21.00%)
Foreign operations	(34.00%)	14.00%	(10.00%)
Share of loss in associates and joint ventures, net	(56.00%)	(4.00%)	(20.00%)
Recovery of asset tax from prior years		2.00%	7.00%
Effective income tax rate	(790.00%)	(9.00%)	(44.00%)